Cover	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2026
Entity File Number	000-1342936
Entity Registrant Name	Rivulet Entertainment, Inc.
Entity Central Index Key	0001342936
Entity Tax Identification Number	98-0511932
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7659 E. Wood Drive
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	(480)
Local Phone Number	704-4183
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RIVF
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false